Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of reconciliation of revenue and net long-lived assets by geographic area
We attribute revenues from external customers to individual countries based on the location of our delivery centres or where the services were provided from.

Years Ended December 31 (millions)	2023	2022	2021
United States	$520	$401	$311
Philippines	466	448	344
Canada	268	217	188
Guatemala	261	224	185
Germany	221	275	312
El Salvador	169	140	121
Spain	149	127	130
Bulgaria	127	129	124
India	120	99	72
Other	407	408	407
	$2,708	$2,468	$2,194